Investment in securities - Pledged Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Available-for-sale, Amortized cost	$ 3,848	$ 42,531
Available-for-sale, Fair value	3,912	42,400
Held-to-maturity, Amortized cost	5,449	70,818
Held-to-maturity, Fair value	$ 5,552	$ 69,030